Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	81 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	32.70%	14.02%	11.94%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	25.04%	6.71%	4.14%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	12.23%	0.96%	2.22%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	35.18%	15.23%	13.11%
MSCI All Country World ex-U.S. Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index
Average Annual Return, Percent	25.35%	7.58%	4.93%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	11.57%	0.33%	1.49%